Financial instruments	12 Months Ended
Mar. 31, 2017
Financial instruments

22.    Financial instruments:

Derivative instruments and, hedging activities—

In the normal course of business, NTT Group has certain financial instruments including long-term debt and other financial assets and liabilities. Such financial instruments are exposed to market risks such as interest rate changes and foreign currency fluctuations. In applying a consistent risk management strategy for the purpose of reducing such risk, NTT Group uses derivative financial instruments, such as forward exchange contracts, interest rate swap agreements, currency swap agreements, currency option agreements and forward contracts. NTT Group does not use derivative financial instruments for trading or speculative purposes.

Foreign Currency Exchange Rate Risk Management—

NTT Group from time to time enters into forward foreign exchange contracts, currency swap agreements and currency option agreements to hedge the risk of fluctuations in foreign currency exchange rates principally associated with long-term debt issued by NTT Group denominated in foreign currencies. Such contracts and agreements have the same maturity as the underlying debt.

Interest Rate Risk Management—

NTT Group’s exposure to market risk for changes in interest rates relates principally to its debt obligations. NTT Group has long-term debt primarily with fixed rates. Interest rate swap agreements are entered into from time to time to convert floating rate underlying debt or assets into fixed rate debt or assets, or vice versa. Interest rate option contracts are entered into from time to time to hedge the risk of a rise in the interest rate of underlying debt. These instruments are executed with creditworthy financial institutions.

Fair Value Hedges—

The derivatives designated as fair value hedges include interest rate swap agreements that are used for reducing the risk arising from the changes in the fair value of fixed rate debt. As discussed in Note 11, NTT Group issues a variety of long-term debt bearing several types of interest and denominated in several currencies. NTT Group has a strategy to fix the anticipated cash flow related to those debts. From time to time, however, NTT Group enters into pay-floating/receive-fixed interest rate swaps, to protect the fair value of certain fixed rate debts in asset and liability management. NTT Group was not a counterparty to any interest rate swap agreements designated as instruments hedging the changes in fair value as of March 31, 2015, 2016 and 2017. Changes in the fair value of the derivatives that are highly effective as, and that are designated and qualified as, fair value hedges, along with changes in the fair value of the hedged items that are attributable to the hedged risk, are recognized as “Other, net” of “Other income (expenses)” in the consolidated statements of income. Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recognized in the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(57)	¥57

2016
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
Millions of yen
Other, net	¥—	¥—

2017
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
Millions of yen
Other, net	¥—	¥—

The amount of ineffectiveness of these fair value hedges, which were reflected in net income, was not material for all periods presented. In addition, there was no amount excluded from the assessment of hedge effectiveness of fair value hedges.

Cash Flow Hedges—

The derivatives designated as cash flow hedges include forward exchange contracts, currency swap agreements and interest rate swap agreements. As discussed in Note 11, NTT Group has foreign currency exposures related to its long-term debt denominated in currencies other than yen. In accordance with NTT Group’s strategy, NTT Group fixes the anticipated cash flows of paying interest and principal amounts by entering into foreign currency contracts and foreign currency swaps, to ensure its cash flows are fixed in yen. Also, as discussed in Note 11, NTT Group has floating rate debt exposures related to its long-term debt. In accordance with NTT Group strategy, NTT Group fixes the anticipated cash flows of interest payment by entering into pay-fixed/receive-floating interest rate swaps. Changes in the fair value of derivatives that are highly effective as, and that are designated and qualified as, cash flow hedges are recognized in other comprehensive income (loss), until changes in cash flows from the hedged transactions are recognized as “Other, net” of “Other income (expenses)” in the consolidated statements of income. For all periods presented, these cash flow hedges were effective and the amount representing the ineffectiveness of the hedges was not material. In addition, there was no material amount excluded from the assessment of hedge effectiveness of cash flow hedges.

The notional principal amounts of cash flow hedges at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Forward exchange contracts	¥23,673	¥14,842
Interest rate swap agreements	163,911	157,387
Currency swap agreements	290,605	379,929

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Forward exchange contracts	¥(1,844)	¥476
Interest rate swap agreements	(2,893)	2,453
Currency swap agreements	(2,985)	(1,599)

Total	¥(7,722)	¥1,330

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into net income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Consolidated statements of income item	2015	2016	2017
		Millions of yen
Forward exchange contracts	Other, net	¥(1,990)	¥642	¥205
Interest rate swap agreements	Other, net	(1,001)	(1,195)	(1,304)
Currency swap agreements	Other, net	5,485	3,372	4,746
Currency option agreements	Other, net	—	(5)	—

Total		¥2,494	¥2,814	¥3,647

As of March 31, 2017, approximately ¥3,374 million of deferred net income on derivative instruments in accumulated other comprehensive income (loss) is expected to be reclassified as earnings during the next twelve months when the related interest expense is recognized.

Derivatives not designated as hedging instruments—

NTT Group has forward exchange contracts, currency swap agreements, interest rate swap agreements, currency option agreements and forward contracts to hedge market risks such as interest rate changes and foreign currency fluctuations. Some of these derivative financial instruments are not designated as hedging instruments.

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Forward exchange contracts	¥430,949	¥89,494
Interest rate swap agreements	33,449	34,145
Currency swap agreements	49,572	203,097
Currency option agreements	63,651	28,937

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Consolidated statements of income item	2015	2016	2017
		Millions of yen
Forward exchange contracts	Other, net	¥(1,613)	¥(1,083)	¥(28,667)
Interest rate swap agreements	Other, net	(432)	215	(99)
Currency swap agreements	Other, net	(1,457)	1,244	15,286
Currency option agreements	Other, net	201	(2,572)	1,079
Forward contracts	Other, net	(145)	145	—

Total		¥(3,446)	¥(2,051)	¥(12,401)

Fair value of financial instruments—

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values, such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll are not included in the table. Fair value information regarding “Marketable securities and other investments” is disclosed in Note 9.

	2016		2017
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Loans receivable	¥268,985	¥270,047	¥287,790	¥288,103
Long-term debt including current portion	¥4,022,980	¥4,165,577	¥3,850,382	¥3,953,632

Loans receivable is mainly included in “Notes and accounts receivable, trade” and “Other assets.”

The carrying amounts of loans receivable with variable interest rates approximate their fair values because such loans receivable reflect market rates in the short term and credit conditions of counterparties do not significantly change after loan executions. The fair values of loans receivable with fixed interest rates are calculated by discounting contractual cash flows using interest rates currently available to the NTT Group for similar transactions, which is classified as Level 2.

The fair values of long-term debt, including the current portion, are measured using discount rates for similar debt instruments of comparable maturities currently offered by NTT Group, which is classified as Level 2.

The fair values of derivative instruments and amounts recognized in the consolidated balance sheets at March 31, 2016 and 2017 are as follows.

The fair values of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2016	2017
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥224	¥640
Other assets	—	18
Interest rate swap agreements
Other assets	—	289
Currency swap agreements
Prepaid expenses and other current assets	46	41,142
Other assets	59,914	13,889

Subtotal	60,184	55,978

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	2,354	479
Interest rate swap agreements
Other assets	107	—
Currency swap agreements
Prepaid expenses and other current assets	1	11,970
Other assets	1,742	4,929

Subtotal	4,204	17,378

Total	¥64,388	¥73,356

	2016	2017
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥158	¥297
Other (Long-term liabilities)	267	77
Interest rate swap agreements
Other (Current liabilities)	88	15
Other (Long-term liabilities)	5,725	3,633
Currency swap agreements
Other (Current liabilities)	—	547
Other (Long-term liabilities)	13,336	11,635

Subtotal	19,574	16,204

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	11,551	488
Other (Long-term liabilities)	171	170
Interest rate swap agreements
Other (Current liabilities)	6	39
Other (Long-term liabilities)	292	251
Currency swap agreements
Other (Current liabilities)	1	52
Other (Long-term liabilities)	501	321
Currency option agreements
Other (Current liabilities)	604	112
Other (Long-term liabilities)	1,810	1,224

Subtotal	14,936	2,657

Total	¥34,510	¥18,861

Contingent features in derivative instruments—

At March 31, 2017, NTT Group had no material derivative instruments that contain credit risk-related contingent features which would have a material adverse effect on NTT’s consolidated financial position or results of operations.

Concentrations of credit risk—

NTT Group does not have any significant concentration of business transacted with an individual counter-party or groups of counter-parties that could, if suddenly eliminated, severely impact its operations at March 31, 2017.